John Deere Owner Trust 2021			EXHIBIT 99.2
Statement to Certificateholders

$257,200,000 Class A-1 0.12399% Asset Backed Notes due March 15, 2022
$337,500,000 Class A-2 0.20% Asset Backed Notes due December 15, 2023
$337,500,000 Class A-3 0.36% Asset Backed Notes due September 15, 2025
$77,020,000 Class A-4 0.62% Asset Backed Notes due December 15, 2027
$25,887,476 Overcollateralization

Payment Date:			15-Apr-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$70,919,307.79
		per $1,000 original principal amount:	$275.74

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$70,919,307.79

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$31,890.23
		per $1,000 original principal amount:	$0.12

		(ii) Class A-2 Notes:	$65,625.00
		per $1,000 original principal amount:	$0.19

		(iii) Class A-3 Notes:	$118,125.00
		per $1,000 original principal amount:	$0.35

		(iv) Class A-4 Notes:	$46,425.94
		per $1,000 original principal amount:	$0.60

		(v) Total:	$262,066.17

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$983,013,264.32

	(b)	Note Value at end of related Collection Period:	$964,188,167.81

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$25,887,476.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$186,280,692.21
		(ii) A-1 Note Pool Factor:	0.7242640

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$337,500,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

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	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$337,500,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$77,020,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$1,733,144.35
		(i) per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:	$1,733,144.35
	(c)	Amount of Servicing Fee paid:	$1,733,144.35
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$4,540,825.31

(11)	(i)	Amount in Reserve Account:	$10,351,075.00
	(ii)	Specified Reserve Account Balance:	$10,351,075.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$842,209.49
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.09%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$2,213,644.56
		(ii) % of Pool Balance:	0.21%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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